EQUITY INVESTMENT IN PRIVATELY-HELD COMPANY (Detail Textuals) - Radsee Technologies Ltd [Member] $ in Millions	1 Months Ended
Mar. 31, 2021 USD ($) shares
Equity Investment In Privately Held Company [Line Items]
Payments to acquire interest in subsidiaries and affiliates | $	$ 3
Investments in and advances to affiliates, balance, shares	24,020
Acquired additional shares in subsidiaries	7,409